Summary of Significant Accounting Policies (10K) (Details Narrative)		1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 17, 2015	Jun. 30, 2015 USD ($)	Mar. 31, 2016 USD ($) Integer	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) Integer	Dec. 31, 2014 USD ($)
Unsecured consumer loan term			5 years	5 years	5 years
Credit facility			$ 0		$ 0	$ 2,230,000
Number of loan delinquent | Integer			60		111
Total delinquent loan balance			$ 268,657		$ 543,054
Impaired loans charged off percentage			100.00%		100.00%
Impaired Loans description			The Company assesses loans for impairment individually when a loan is 91 days past due. The Company defines impaired loans as bankrupt accounts and accounts that are 184 days or more past due. In accordance with the Company’s charge-off policy, once a loan is deemed uncollectible, 100% of the remaining balance is charged-off.		The Company assesses loans for impairment individually when a loan is 90 days past due. The Company defines impaired loans as bankrupt accounts and accounts that are 184 days or more past due. In accordance with the Company’s charge-off policy, once a loan is deemed uncollectible, 100% of the remaining balance is charged-off. Loans can also be charged off when deemed uncollectable due to consumer specific circumstances
Accumulated amortization of loan					$ 205,485	127,704
Advertising cost			$ 47,824	$ 89,979	$ 950,905	459,804
Reverse split	1-for-100 reverse stock split
Minimum [Member]
Unsecured consumer loan term					3 years
Maximum [Member]
Unsecured consumer loan term					5 years
Loan One [Member]
Unsecured consumer loans					$ 5,000	2,000
Loan Two [Member]
Unsecured consumer loans					10,000	3,000
Loan Three [Member]
Unsecured consumer loans						5,000
Loan Four [Member]
Unsecured consumer loans						$ 10,000
Product Offering Loan [Member]
Unsecured consumer loans		$ 5,000
Unsecured consumer loan term		5 years
Mr. Amazing Loans [Member]
Unsecured consumer loans			$ 5,000		$ 10,000
Unsecured consumer loan term			5 years		5 years